Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 1, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

Allianz Global Investors Solutions Retirement Income Fund (Prospectus Summary): | Allianz Global Investors Solutions Retirement Income Fund
Allianz Global Investors Solutions Retirement Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions Retirement Income Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.58%	1.18%	[2]	0.23%	[3]	0.95%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.58%	1.93%	[2]	0.23%	[3]	1.70%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.58%	1.43%	[2]	0.13%	[3]	1.30%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.95% for Class A, 1.70% for Class C, and 1.30% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	642	883	1,142	1,884
Class C	273	584	1,021	2,235
Class R	132	440	769	1,702

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	642	883	1,142	1,884
Class C	173	584	1,021	2,235
Class R	132	440	769	1,702

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Retirement Income Fund (Prospectus Summary): | Allianz Global Investors Solutions Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Retirement Income Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions Retirement Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASRRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	769
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Allianz Global Investors Solutions Retirement Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,142
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,884
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,142
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,884
Allianz Global Investors Solutions Retirement Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,235
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	584
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,235

[1]	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.95% for Class A, 1.70% for Class C, and 1.30% for Class R.

Allianz Global Investors Solutions Retirement Income Fund (Second Summary Prospectus) | Allianz Global Investors Solutions Retirement Income Fund
Allianz Global Investors Solutions Retirement Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions Retirement Income Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.58%	0.73%	[2]	0.18%	[3]	0.55%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.58%	0.78%	[2]	0.13%	[3]	0.65%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.58%	1.03%	[2]	0.13%	[3]	0.90%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.58%	1.18%	[2]	0.13%	[3]	1.05%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.55% for Institutional Class, 0.65% for Class P, 0.90% for Administrative Class and 1.05% for Class D shares.

Expense Example Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	56	215	388	890
Class P	66	236	420	954
Administrative	92	315	556	1,248
Class D	107	362	636	1,420

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Retirement Income Fund (Second Summary Prospectus) | Allianz Global Investors Solutions Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Retirement Income Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions Retirement Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Allianz Global Investors Solutions Retirement Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVRIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	890
Allianz Global Investors Solutions Retirement Income Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARAMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Allianz Global Investors Solutions Retirement Income Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTDX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.55% for Institutional Class, 0.65% for Class P, 0.90% for Administrative Class and 1.05% for Class D shares.

Allianz Global Investors Solutions 2015 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2015 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2015 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.61%	1.21%	[2]	0.24%	[3]	0.97%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.61%	1.96%	[2]	0.24%	[3]	1.72%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.61%	1.46%	[2]	0.14%	[3]	1.32%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.97% for Class A, 1.72% for Class C, and 1.32% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	644	891	1,157	1,915
Class C	275	592	1,035	2,266
Class R	134	448	784	1,734

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	644	891	1,157	1,915
Class C	175	592	1,035	2,266
Class R	134	448	784	1,734

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2015 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2015 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions 2015 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.97%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,915
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	644
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	891
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,915
Allianz Global Investors Solutions 2015 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.72%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,266
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,035
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,266
Allianz Global Investors Solutions 2015 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.32%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,734
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	448
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	784
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,734

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.97% for Class A, 1.72% for Class C, and 1.32% for Class R.

Allianz Global Investors Solutions 2015 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2015 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2015 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.61%	0.76%	[2]	0.19%	[3]	0.57%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.61%	0.81%	[2]	0.14%	[3]	0.67%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.61%	1.06%	[2]	0.14%	[3]	0.92%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.61%	1.21%	[2]	0.14%	[3]	1.07%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.57% for Institutional Class, 0.67% for Class P, 0.92% for Administrative Class and 1.07% for Class D shares.

Expense Example Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	58	224	404	924
Class P	68	245	436	989
Administrative	94	323	571	1,281
Class D	109	370	652	1,454

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2015 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2015 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions 2015 Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGDX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.07%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,454
Allianz Global Investors Solutions 2015 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.67%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	989
Allianz Global Investors Solutions 2015 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.57%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	924
Allianz Global Investors Solutions 2015 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZAMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.92%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	571
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,281

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.57% for Institutional Class, 0.67% for Class P, 0.92% for Administrative Class and 1.07% for Class D shares.

Allianz Global Investors Solutions 2020 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2020 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2020 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.64%	1.24%	[2]	0.25%	[3]	0.99%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.64%	1.99%	[2]	0.25%	[3]	1.74%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.64%	1.49%	[2]	0.15%	[3]	1.34%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.99% for Class A, 1.74% for Class C, and 1.34% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	645	898	1,171	1,947
Class C	277	600	1,050	2,297
Class R	136	456	799	1,767

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	645	898	1,171	1,947
Class C	177	600	1,050	2,297
Class R	136	456	799	1,767

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2020 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2020 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,947
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	645
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,947
Allianz Global Investors Solutions 2020 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABSCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.74%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,297
Allianz Global Investors Solutions 2020 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.34%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,767
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	799
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,767

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.99% for Class A, 1.74% for Class C, and 1.34% for Class R.

Allianz Global Investors Solutions 2020 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2020 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2020 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.64%	0.79%	[2]	0.20%	[3]	0.59%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.64%	0.84%	[2]	0.15%	[3]	0.69%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.64%	1.09%	[2]	0.15%	[3]	0.94%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.64%	1.24%	[2]	0.15%	[3]	1.09%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.59% for Institutional Class, 0.69% for Class P, 0.94% for Administrative Class and 1.09% for Class D shares.

Expense Example Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	60	232	419	959
Class P	70	253	451	1,023
Administrative	96	332	586	1,315
Class D	111	379	667	1,487

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2020 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2020 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions 2020 Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLDX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.09%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Allianz Global Investors Solutions 2020 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.69%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,023
Allianz Global Investors Solutions 2020 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGNIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.59%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	959
Allianz Global Investors Solutions 2020 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.94%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	586
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,315

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.59% for Institutional Class, 0.69% for Class P, 0.94% for Administrative Class and 1.09% for Class D shares.

Allianz Global Investors Solutions 2030 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2030 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2030 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.77%	1.37%	[2]	0.34%	[3]	1.03%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.77%	2.12%	[2]	0.34%	[3]	1.78%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.77%	1.62%	[2]	0.24%	[3]	1.38%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.03% for Class A, 1.78% for Class C, and 1.38% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	649	928	1,228	2,078
Class C	281	631	1,108	2,425
Class R	140	488	859	1,902

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	649	928	1,228	2,078
Class C	181	631	1,108	2,425
Class R	140	488	859	1,902

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2030 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2030 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.03%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,078
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	649
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,078
Allianz Global Investors Solutions 2030 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.78%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	281
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,425
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,425
Allianz Global Investors Solutions 2030 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.38%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	859
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,902
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	488
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	859
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,902

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.03% for Class A, 1.78% for Class C, and 1.38% for Class R.

Allianz Global Investors Solutions 2030 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2030 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2030 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.77%	0.92%	[2]	0.29%	[3]	0.63%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.77%	0.97%	[2]	0.24%	[3]	0.73%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.77%	1.22%	[2]	0.24%	[3]	0.98%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.77%	1.37%	[2]	0.24%	[3]	1.13%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.63% for Institutional Class, 0.73% for Class P, 0.98% for Administrative Class and 1.13% for Class D shares.

Expense Example Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	64	264	481	1,105
Class P	75	285	513	1,168
Administrative	100	363	647	1,456
Class D	115	410	727	1,625

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2030 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2030 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions 2030 Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABDIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.13%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,625
Allianz Global Investors Solutions 2030 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.73%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	513
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,168
Allianz Global Investors Solutions 2030 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.63%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,105
Allianz Global Investors Solutions 2030 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABAMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.98%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,456

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.63% for Institutional Class, 0.73% for Class P, 0.98% for Administrative Class and 1.13% for Class D shares.

Allianz Global Investors Solutions 2040 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2040 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2040 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.90%	1.50%	[2]	0.41%	[3]	1.09%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.90%	2.25%	[2]	0.41%	[3]	1.84%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.90%	1.75%	[2]	0.31%	[3]	1.44%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.09% for Class A, 1.84% for Class C, and 1.44% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	655	960	1,287	2,209
Class C	287	664	1,168	2,553
Class R	147	521	920	2,037

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	655	960	1,287	2,209
Class C	187	664	1,168	2,553
Class R	147	521	920	2,037

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2040 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2040 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.09%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,209
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,209
Allianz Global Investors Solutions 2040 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.84%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,168
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,553
Allianz Global Investors Solutions 2040 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.44%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	920
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,037

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.09% for Class A, 1.84% for Class C, and 1.44% for Class R.

Allianz Global Investors Solutions 2040 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2040 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2040 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.90%	1.05%	[2]	0.36%	[3]	0.69%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.90%	1.10%	[2]	0.31%	[3]	0.79%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.90%	1.35%	[2]	0.31%	[3]	1.04%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.90%	1.50%	[2]	0.31%	[3]	1.19%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.69% for Institutional Class, 0.79% for Class P, 1.04% for Administrative Class and 1.19% for Class D shares.

Expense Example Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	70	298	544	1,250
Class P	81	319	576	1,312
Administrative	106	397	710	1,597
Class D	121	444	789	1,764

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2040 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2040 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions 2040 Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSDX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.19%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Allianz Global Investors Solutions 2040 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.79%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,312
Allianz Global Investors Solutions 2040 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVTIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.69%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,250
Allianz Global Investors Solutions 2040 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVAMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.04%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,597

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.69% for Institutional Class, 0.79% for Class P, 1.04% for Administrative Class and 1.19% for Class D shares.

Allianz Global Investors Solutions 2050 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2050 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.92%	1.52%	[2]	0.42%	[3]	1.10%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.92%	2.27%	[2]	0.42%	[3]	1.85%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.92%	1.77%	[2]	0.32%	[3]	1.45%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.10% for Class A, 1.85% for Class C, and 1.45% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	656	965	1,296	2,229
Class C	288	669	1,177	2,573
Class R	148	526	929	2,057

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	656	965	1,296	2,229
Class C	188	669	1,177	2,573
Class R	148	526	929	2,057

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2050 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you do not redeem your shares
Allianz Global Investors Solutions 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNAX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,229
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	656
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	965
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
Allianz Global Investors Solutions 2050 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNCX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.85%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,573
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,573
Allianz Global Investors Solutions 2050 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	929
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057

[1]	Other Expenses represent administrative fees paid by the Fund to AGIFM pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.10% for Class A, 1.85% for Class C, and 1.45% for Class R.

Allianz Global Investors Solutions 2050 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2050 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.05%	[1]	0.10%	[1]	none	0.92%	1.07%	[2]	0.37%	[3]	0.70%	[3]
Class P	0.05%	[1]	0.15%	[1]	none	0.92%	1.12%	[2]	0.32%	[3]	0.80%	[3]
Administrative	0.05%	[1]	0.15%	[1]	0.25%	0.92%	1.37%	[2]	0.32%	[3]	1.05%	[3]
Class D	0.05%	[1]	0.30%	[1]	0.25%	0.92%	1.52%	[2]	0.32%	[3]	1.20%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P, 1.05% for Administrative Class and 1.20% for Class D shares.

Expense Example Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	72	304	554	1,272
Class P	82	324	586	1,335
Administrative	107	402	719	1,618
Class D	122	449	799	1,785

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2050 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the ���Funds��� or the ���Target Date Funds���)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds��� Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (���AGIFM��� or ���Allianz Global Fund Management���), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds��� Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds��� Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses tables and Examples for each Fund under ���Fees and Expenses of the Fund��� are revised in their entireties as follows:
Allianz Global Investors Solutions 2050 Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNDX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Allianz Global Investors Solutions 2050 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNPX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	586
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,335
Allianz Global Investors Solutions 2050 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNIX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.70%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,272
Allianz Global Investors Solutions 2050 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANAMX
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,618

[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund���s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P, 1.05% for Administrative Class and 1.20% for Class D shares.